UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_9/30/07________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  10/23/07
   [Signature]               [City, State]          [Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 141

Form 13F Information Table Value Total: $  588,629
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch ClA        COM              002896207     2078    25745 SH       SOLE                    25745
                                                               992    12295 SH       OTHER   1,2,3                    12295
Allstate Corp                  COM              020002101     1857    32475 SH       SOLE                    32475
                                                              1870    32696 SH       OTHER   1,2,3                    32696
Amer. Int'l Group              COM              026874107      471     6955 SH       SOLE                     6955
                                                              2053    30348 SH       OTHER   1,2,3                    30348
Amgen Inc                      COM              031162100     2821    49864 SH       SOLE                    49864
                                                              2259    39931 SH       OTHER   1,2,3                    39931
Anadarko Petroleum             COM              032511107     3346    62245 SH       SOLE                    62245
                                                              1659    30865 SH       OTHER   1,2,3                    30865
Asyst Technology Cp            COM              04648X107      143    26945 SH       SOLE                    26945
                                                                69    12980 SH       OTHER   1,2,3                    12980
At&t Inc                       COM              00206R102      177     4176 SH       SOLE                     4176
                                                               122     2876 SH       OTHER   1,2,3                     2876
BN Santa Fe                    COM              12189T104     2092    25774 SH       SOLE                    25774
                                                              1533    18882 SH       OTHER   1,2,3                    18882
Bank Amer Corp                 COM              060505104     3725    74093 SH       SOLE                    74093
                                                              2258    44912 SH       OTHER   1,2,3                    44912
Cephalon Inc                   COM              156708109      197     2700 SH       SOLE                     2700
                                                               143     1960 SH       OTHER   1,2,3                     1960
Chevron Corp                   COM              166764100     1893    20231 SH       SOLE                    20231
                                                              1518    16222 SH       OTHER   1,2,3                    16222
Cimarex Energy Co              COM              171798101      383    10280 SH       SOLE                    10280
                                                               193     5185 SH       OTHER   1,2,3                     5185
Citigroup Inc                  COM              172967101     2082    44604 SH       SOLE                    44604
                                                              2321    49735 SH       OTHER   1,2,3                    49735
Clear Channel Comm.            COM              184502102     1643    43873 SH       SOLE                    43873
                                                              1326    35428 SH       OTHER   1,2,3                    35428
Comcast Corp New Cl A          COM              20030N101      849    35102 SH       SOLE                    35102
                                                               918    37946 SH       OTHER   1,2,3                    37946
ConocoPhillips                 COM              20825C104     7376    84042 SH       SOLE                    84042
                                                              4577    52152 SH       OTHER   1,2,3                    52152
Cooper Tire & Rubber           COM              216831107      759    31113 SH       SOLE                    31113
                                                              1901    77903 SH       OTHER   1,2,3                    77903
Cost Plus Inc California       COM              221485105      817   203163 SH       SOLE                   203163
                                                               627   155910 SH       OTHER   1,2,3                   155910
Dollar Tree Stores             COM              256747106      383     9440 SH       SOLE                     9440
                                                               227     5600 SH       OTHER   1,2,3                     5600
Encana Corp                    COM              292505104      105     1700 SH       SOLE                     1700
                                                               161     2600 SH       OTHER   1,2,3                     2600
Erie Indemnity Class B         COM              29530P201   343306     2340 SH       OTHER                             2340
Fannie Mae                     COM              313586109     3228    53078 SH       SOLE                    53078
                                                              2448    40252 SH       OTHER   1,2,3                    40252
Freddie Mac                    COM              313400301      418     7085 SH       SOLE                     7085
                                                               229     3874 SH       OTHER   1,2,3                     3874
Genesis Microchip Inc          COM              37184C103      760    96885 SH       SOLE                    96885
                                                               209    26630 SH       OTHER   1,2,3                    26630
Georgia Gulf Corp              COM              373200203     1208    86880 SH       SOLE                    86880
                                                              1145    82355 SH       OTHER   1,2,3                    82355
Goldman Sachs                  COM              38141G104     3016    13917 SH       SOLE                    13917
                                                              2411    11124 SH       OTHER   1,2,3                    11124
Hlth Mgt Assoc Cl A            COM              421933102      569    82054 SH       SOLE                    82054
                                                               464    66831 SH       OTHER   1,2,3                    66831
IBM                            COM              459200101      214     1816 SH       SOLE                     1816
Intel Corp                     COM              458140100     1224    47335 SH       SOLE                    47335
                                                              1366    52830 SH       OTHER   1,2,3                    52830
J P Morgan Chase               COM              46625H100     1644    35878 SH       SOLE                    35878
                                                              1844    40246 SH       OTHER   1,2,3                    40246
Johnson & Johnson              COM              478160104     2100    31961 SH       SOLE                    31961
                                                              1792    27280 SH       OTHER   1,2,3                    27280
Kohl's Corp                    COM              500255104     3123    54470 SH       SOLE                    54470
                                                              2858    49850 SH       OTHER   1,2,3                    49850
Lehman Brothers                COM              524908100     2546    41239 SH       SOLE                    41239
                                                              1810    29321 SH       OTHER   1,2,3                    29321
Lilly Eli & Co                 COM              532457108      945    16605 SH       SOLE                    16605
                                                               276     4850 SH       OTHER   1,2,3                     4850
Louisiana Pacific Corp         COM              546347105     1202    70832 SH       SOLE                    70832
                                                               965    56855 SH       OTHER   1,2,3                    56855
Lowe's Companies Inc           COM              548661107     1482    52873 SH       SOLE                    52873
                                                              1401    49996 SH       OTHER   1,2,3                    49996
Merrill Lynch                  COM              590188108     2542    35666 SH       SOLE                    35666
                                                              1818    25504 SH       OTHER   1,2,3                    25504
Micron Technology Inc          COM              595112103      593    53385 SH       SOLE                    53385
                                                               470    42369 SH       OTHER   1,2,3                    42369
Morgan Stanley                 COM              617446448       89     1410 SH       SOLE                     1410
                                                               125     1992 SH       OTHER   1,2,3                     1992
National City Corp             COM              635405103     1099    43787 SH       SOLE                    43787
                                                               820    32677 SH       OTHER   1,2,3                    32677
Nautilus Group                 COM              63910B102     1494   187480 SH       SOLE                   187480
                                                              1097   137585 SH       OTHER   1,2,3                   137585
Norfolk Southern               COM              655844108     5346   102978 SH       SOLE                   102978
                                                              4081    78620 SH       OTHER   1,2,3                    78620
Omnivision Technologies        COM              682128103     1806    79440 SH       SOLE                    79440
                                                               854    37570 SH       OTHER   1,2,3                    37570
Partnerre Ltd                  COM              G6852T105      485     6135 SH       SOLE                     6135
                                                               498     6310 SH       OTHER   1,2,3                     6310
Pfizer Inc                     COM              717081103     3792   155209 SH       SOLE                   155209
                                                              2736   111994 SH       OTHER   1,2,3                   111994
Photronics Inc                 COM              719405102     3005   263351 SH       SOLE                   263351
                                                              2448   214512 SH       OTHER   1,2,3                   214512
Seacor Holdings, Inc.          COM              811904101      178     1875 SH       SOLE                     1875
                                                               256     2690 SH       OTHER   1,2,3                     2690
Smithfield Foods Inc           COM              832248108     3382   107360 SH       SOLE                   107360
                                                              3383   107410 SH       OTHER   1,2,3                   107410
Southwest Airlines Co          COM              844741108     1830   123662 SH       SOLE                   123662
                                                              1175    79416 SH       OTHER   1,2,3                    79416
Sovereign Bancorp Inc          COM              845905108       20     1155 SH       SOLE                     1155
                                                               202    11835 SH       OTHER                            11835
Suntrust Banks Inc             COM              867914103      755     9975 SH       SOLE                     9975
                                                               924    12210 SH       OTHER   1,2,3                    12210
The Southern Company           COM              842587107      743    20485 SH       SOLE                    20485
                                                               785    21640 SH       OTHER   1,2,3                    21640
Unum Group                     COM              91529Y106      695    28411 SH       SOLE                    28411
                                                               716    29278 SH       OTHER   1,2,3                    29278
Verizon Comm                   COM              92343V104     3295    74403 SH       SOLE                    74403
                                                              2171    49023 SH       OTHER   1,2,3                    49023
Wachovia Corp - New            COM              929903102     2065    41172 SH       SOLE                    41172
                                                              1898    37844 SH       OTHER   1,2,3                    37844
Wal-Mart Stores Inc            COM              931142103     4048    92747 SH       SOLE                    92747
                                                              2740    62763 SH       OTHER   1,2,3                    62763
Walgreen Co                    COM              931422109      717    15183 SH       SOLE                    15183
                                                               673    14245 SH       OTHER   1,2,3                    14245
Washington Mutual Inc          COM              939322103      409    11595 SH       SOLE                    11595
                                                               229     6490 SH       OTHER   1,2,3                     6490
Watson Pharmaceuticals         COM              942683103     4846   149559 SH       SOLE                   149559
                                                              3848   118761 SH       OTHER   1,2,3                   118761
Wells Fargo & Co               COM              949746101      191     5365 SH       SOLE                     5365
                                                                98     2740 SH       OTHER   1,2,3                     2740
Weyerhaeuser Co                COM              962166104      319     4415 SH       SOLE                     4415
                                                               209     2895 SH       OTHER   1,2,3                     2895
Wyeth                          COM              983024100      414     9300 SH       SOLE                     9300
                                                               878    19700 SH       OTHER   1,2,3                    19700
Zale Corporation               COM              988858106     1745    75430 SH       SOLE                    75430
                                                              1027    44400 SH       OTHER   1,2,3                    44400
ADR BP PLC                     ADR              055622104      333     4800 SH       SOLE                     4800
ADR Royal Dutch Shell Plc Spon ADR              780259206     1611    19598 SH       SOLE                    19598
                                                                78      945 SH       OTHER   1,2,3                      945
Midcap SPDR Trust Ser 1                         595635103      585 3639.0000SH       SOLE                3639.0000
SPDR Trust Series 1                             78462F103     6740 44175.0000SH      SOLE               44175.0000
Vanguard Total Stock Market VI                  922908769     2124 14045.0000SH      SOLE               14045.0000
iShares Russel 2000                             464287655      406 5076.0000SH       SOLE                5076.0000
iShares Lehman 1-3 Yr Tsy Bd F                  464287457      334     4106 SH       SOLE                     4106
iShares Lehman Aggregate Bond                   464287226     1166    11661 SH       SOLE                    11661
Ishares Inc Msci Japan                          464286848     3103   216400 SH       SOLE                   216400
Ishares MSCI EAFE Grw Idx                       464288885     1485    18708 SH       SOLE                    18708
Vanguard Intl Eqty Idx Emr Mkt                  922042858     1900    18310 SH       SOLE                    18310
iShares MSCI EAFE Index Fund                    464287465    36172   437973 SH       SOLE                   437973
                                                               189     2289 SH       OTHER                             2289
iShares MSCI EMRG Index Fund                    464287234     3943    26382 SH       SOLE                    26382
                                                                21      140 SH       OTHER                              140
iShares MSCI Taiwan                             464286731      256    15235 SH       SOLE                    15235